UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22821

Investment Company Act File Number

Eaton Vance Floating-Rate Income Plus Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

May 31

Date of Fiscal Year End

February 29, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating-Rate Income Plus Fund

February 29, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 140.6%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 3.2%
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	$1,345	$1,108,849
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	2,173	2,112,343
Term Loan, 3.75%, Maturing June 4, 2021	468	449,014

		$3,670,206

Air Transport — 0.4%
Virgin America, Inc.
Term Loan, 4.50%, Maturing April 4, 2019	$625	$518,875

		$518,875

Automotive — 2.7%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020	$532	$530,550
Chrysler Group, LLC
Term Loan, 3.25%, Maturing December 31, 2018	540	537,065
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	172	167,706
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	985	794,567
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021	122	116,391
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021	550	526,261
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	299	289,524
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	160	159,239

		$3,121,303

Beverage and Tobacco — 0.4%
Flavors Holdings, Inc.
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	$500	$422,500

		$422,500

Brokerage/Securities Dealers/Investment Houses — 0.2%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	$75	$73,785
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021	197	191,090

		$264,875

Building and Development — 3.3%
Auction.com, LLC
Term Loan, 6.00%, Maturing May 8, 2022	$273	$270,549
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	545	514,637
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	672	647,559

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	$1,387	$1,223,280
Headwaters, Incorporated
Term Loan, 4.50%, Maturing March 24, 2022	50	49,781
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	236	231,491
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	780	774,545
Summit Materials Companies I, LLC
Term Loan, 4.25%, Maturing July 17, 2022	149	147,447

		$3,859,289

Business Equipment and Services — 8.1%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	$863	$812,449
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022	150	148,339
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	519	441,383
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020	221	213,972
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	486	469,952
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	147	130,537
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 20, 2019	246	241,326
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	75	73,599
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	502	364,849
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020(2)	195	113,376
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020(2)	347	19,663
EIG Investors Corp.
Term Loan, 6.23%, Maturing November 9, 2019	1,658	1,545,917
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020	525	511,102
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020	30	28,170
Term Loan, 4.00%, Maturing November 6, 2020	266	250,511
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021	124	122,951
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	318	317,587
ION Trading Finance Limited
Term Loan, 4.25%, Maturing June 10, 2021	433	418,675
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019	1,204	1,172,619
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019	340	287,300
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020	286	284,603
RCS Capital Corporation
DIP Loan, 8.00%, Maturing August 8, 2016	150	150,000
Term Loan, 0.00%, Maturing April 29, 2019(2)(3)	513	358,812
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021	617	613,330
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021	296	288,109

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022	$11	$10,774
Term Loan, 4.25%, Maturing May 14, 2022	64	61,519

		$9,451,424

Cable and Satellite Television — 1.1%
MCC Iowa, LLC
Term Loan, 3.75%, Maturing June 30, 2021	$222	$219,442
Neptune Finco Corp.
Term Loan, 5.00%, Maturing October 9, 2022	1,000	994,583
Numericable Group SA
Term Loan, 4.56%, Maturing July 31, 2022	100	95,526

		$1,309,551

Chemicals and Plastics — 9.4%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019	$513	$508,198
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019	266	263,679
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022	75	71,809
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020	1,332	1,320,053
Chemours Company (The)
Term Loan, 3.75%, Maturing May 12, 2022	274	245,920
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 6, 2021	99	92,070
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021	121	118,931
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022	150	141,094
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021	39	36,622
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021	233	222,600
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021	520	511,655
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018	1,616	1,576,973
Term Loan, 4.25%, Maturing March 31, 2022	174	164,351
Kraton Polymers, LLC
Term Loan, 6.00%, Maturing January 6, 2022	325	294,125
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020	270	244,520
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020	148	135,467
Term Loan, 5.50%, Maturing June 7, 2020	149	135,831
Term Loan, 5.50%, Maturing June 7, 2020	150	136,860
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021	326	316,811
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021	137	136,387
PolyOne Corporation
Term Loan, 3.75%, Maturing November 11, 2022	125	124,883
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021	342	324,624
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020	19	18,330
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020	105	103,873

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020	$244	$239,028
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021	1,070	1,044,667
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020	1,448	1,280,128
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022	848	806,541
Zep, Inc.
Term Loan, 5.75%, Maturing June 27, 2022	398	392,030

		$11,008,060

Clothing/Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022	$424	$397,581

		$397,581

Conglomerates — 0.3%
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022	$300	$300,125

		$300,125

Containers and Glass Products — 4.7%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020	$1,945	$1,912,620
Term Loan, 3.75%, Maturing January 6, 2021	159	156,221
Term Loan, 4.00%, Maturing October 1, 2022	278	276,484
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021	396	395,340
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021	97	94,443
Onex Wizard US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022	323	314,767
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020	363	345,000
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018	1,925	1,921,741

		$5,416,616

Cosmetics/Toiletries — 1.9%
Coty, Inc.
Term Loan, 3.75%, Maturing October 27, 2022	$225	$224,437
Galleria Co.
Term Loan, 3.75%, Maturing January 26, 2023	450	448,594
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022	399	371,735
Prestige Brands, Inc.
Term Loan, 3.50%, Maturing September 3, 2021	153	153,257
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019	284	283,037
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	728	692,957

		$2,174,017

Drugs — 3.2%
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021	$272	$264,434
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021	222	211,541
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022	675	667,828

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	$547	$525,873
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021	393	384,944
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing August 5, 2020	1,290	1,211,218
Term Loan, 4.00%, Maturing April 1, 2022	442	416,420

		$3,682,258

Ecological Services and Equipment — 0.5%
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	$711	$561,704

		$561,704

Electronics/Electrical — 17.3%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021	$570	$387,554
Avago Technologies Cayman Ltd.
Term Loan, 4.25%, Maturing February 1, 2023	2,200	2,167,343
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021	195	189,289
CommScope, Inc.
Term Loan, 3.83%, Maturing December 29, 2022	249	247,193
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	370	231,525
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020	1,514	1,507,255
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	84	82,353
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	218	182,788
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	928	907,846
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021	977	971,886
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022	886	856,686
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	2,106	1,943,829
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	574	542,734
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	547	514,058
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	123	123,125
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	278	265,591
Term Loan, 5.25%, Maturing November 19, 2021	262	251,302
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	972	970,803
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	321	309,129
NXP B.V.
Term Loan, 3.75%, Maturing December 7, 2020	450	449,543
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	100	98,350
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	867	818,970
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	1,000	899,629

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	$51	$50,893
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	864	624,858
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	424	408,657
SS&C Technologies, Inc.
Term Loan, 4.01%, Maturing July 8, 2022	500	495,805
Term Loan, 4.02%, Maturing July 8, 2022	72	71,485
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	619	607,045
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	478	461,402
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	220	218,633
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	183	182,094
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,372	1,362,355
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	309	303,036
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	489	489,789

		$20,194,833

Financial Intermediaries — 6.6%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	$889	$858,078
First Data Corporation
Term Loan, 3.93%, Maturing March 24, 2018	1,725	1,705,902
Term Loan, 4.18%, Maturing July 8, 2022	200	195,575
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	297	285,044
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	2,249	2,223,870
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	130	127,952
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	174	173,233
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018	537	536,970
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	762	749,435
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	168	168,431
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020	848	704,009

		$7,728,499

Food Products — 4.0%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	$977	$977,854
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 2, 2022	558	547,642
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021	665	633,568
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018	1,479	1,447,280
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021	221	213,325

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
JBS USA, LLC
Term Loan, 3.75%, Maturing September 18, 2020	$415	$406,609
Term Loan, 4.00%, Maturing October 30, 2022	175	170,698
Maple Holdings Acquisition Corp.
Term Loan, Maturing January 28, 2023(4)	250	245,663
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021	36	35,587

		$4,678,226

Food Service — 3.3%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021	$1,226	$1,221,929
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018	592	589,588
Manitowoc Foodservice, Inc.
Term Loan, Maturing March 3, 2023(4)	250	249,844
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019	1,463	1,444,829
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	487	315,636

		$3,821,826

Food/Drug Retailers — 2.6%
Albertsons, LLC
Term Loan, 5.50%, Maturing March 21, 2019	$887	$875,109
Term Loan, 5.13%, Maturing August 25, 2019	553	541,380
Term Loan, 5.50%, Maturing August 25, 2021	223	218,071
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	1,522	1,443,938

		$3,078,498

Health Care — 17.8%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	$74	$74,188
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022	75	74,648
Akorn, Inc.
Term Loan, 6.00%, Maturing April 16, 2021	219	218,657
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	417	417,041
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	580	572,614
AmSurg Corp.
Term Loan, 3.50%, Maturing July 16, 2021	148	146,960
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	125	124,064
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	494	491,301
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	199	195,029
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	719	610,153
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	53	52,318
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	1,106	1,092,485
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	225	214,413
Term Loan, 4.00%, Maturing January 27, 2021	414	393,933
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	247	236,383

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	$547	$529,009
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	1,462	1,459,887
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	152	149,982
Term Loan, 4.25%, Maturing August 30, 2020	500	492,175
Global Healthcare Exchange, LLC
Term Loan, 5.50%, Maturing August 15, 2022	274	273,112
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	250	246,875
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	780	761,621
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	261	246,881
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	1,300	1,290,250
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	1,144	1,117,074
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	369	349,983
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	1,463	1,432,860
Knowledge Universe Education, LLC
Term Loan, 6.00%, Maturing July 28, 2022	299	292,143
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	441	432,550
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017(2)	352	193,867
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017(2)	256	140,940
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	147	144,305
New Millennium HoldCo, Inc.
Term Loan, 7.50%, Maturing December 21, 2020	356	325,760
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	1,139	966,416
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	915	737,361
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	813	697,334
Physio-Control International, Inc.
Term Loan, 5.50%, Maturing June 6, 2022	125	123,674
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	838	835,310
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018	574	566,262
RCHP, Inc.
Term Loan, 6.00%, Maturing April 23, 2019	493	485,600
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019	182	182,346
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022	175	166,925
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020	489	469,173
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	297	268,785
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019	486	485,326

		$20,777,973

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Home Furnishings — 0.6%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	$712	$705,579

		$705,579

Industrial Equipment — 6.0%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	$963	$909,635
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021	113	109,865
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021	250	237,235
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020	1,872	1,551,064
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021	712	678,626
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022	111	106,397
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020	297	291,923
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019	442	353,606
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020	2,077	1,986,830
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021	417	395,992
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021	369	328,567
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021	78	76,159

		$7,025,899

Insurance — 6.0%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022	$498	$482,420
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019	1,752	1,746,431
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022	200	192,250
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023	175	168,000
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019	850	802,531
Term Loan, 5.00%, Maturing August 4, 2022	1,437	1,323,525
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	275	224,469
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020	489	483,835
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020	733	702,144
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	878	852,203

		$6,977,808

Leisure Goods/Activities/Movies — 4.7%
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022	$399	$394,810
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019	1,000	972,292
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	100	93,067
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	66	64,084

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021	$57	$56,431
Term Loan, 5.50%, Maturing May 8, 2021	441	437,338
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	348	336,932
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021	295	280,720
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	780	772,685
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020	305	116,727
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	494	475,020
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	1,462	1,441,767

		$5,441,873

Lodging and Casinos — 2.9%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	$865	$805,905
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	53	51,594
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	101	100,698
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	199	197,912
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019	28	27,918
Term Loan, 5.50%, Maturing November 21, 2019	66	65,142
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	1,140	1,137,501
La Quinta Intermediate Holdings, LLC
Term Loan, 3.75%, Maturing April 14, 2021	249	237,957
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	55	55,453
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019	98	93,107
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	296	273,635
Term Loan, 6.00%, Maturing October 1, 2021	223	203,705
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020	98	96,284

		$3,346,811

Nonferrous Metals/Minerals — 2.9%
Alpha Natural Resources, LLC
DIP Loan, 10.00%, Maturing February 6, 2017	$300	$285,000
Term Loan, 3.50%, Maturing May 22, 2020	1,955	663,071
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018	1,459	432,086
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	149	144,409
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019	489	222,076
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017	75	40,274
Term Loan, 7.50%, Maturing April 16, 2020	473	193,463
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	532	138,220
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	697	644,843

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	$567	$506,713
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	175	135,625

		$3,405,780

Oil and Gas — 2.7%
Ameriforge Group, Inc.
Term Loan, Maturing December 19, 2019(4)	$200	$88,500
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020(2)	833	597,497
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	238	235,255
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	247	233,503
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	321	129,954
Energy Transfer Equity L.P.
Term Loan, 4.00%, Maturing December 2, 2019	93	75,050
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	245	151,590
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	175	26,141
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	145	60,253
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	222	49,992
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	1,203	508,979
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	10	3,906
Term Loan, 4.25%, Maturing December 16, 2020	26	10,473
Term Loan, 4.25%, Maturing December 16, 2020	185	75,291
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	98	38,883
Term Loan, 4.25%, Maturing October 1, 2019	160	63,658
Term Loan, 4.25%, Maturing October 1, 2019	1,211	480,409
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	99	15,760
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	65	53,721
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	319	244,762

		$3,143,577

Publishing — 2.7%
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	$318	$315,978
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	1,945	1,337,093
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	1,045	802,383
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	149	119,282
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	60	58,603
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	173	165,451
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	319	297,332

		$3,096,122

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Radio and Television — 4.0%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	$121	$108,270
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	520	430,649
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021	49	49,097
CCO Safari III, LLC
Term Loan, 3.50%, Maturing January 24, 2023	525	522,469
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	1,081	721,034
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020	844	819,545
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	161	149,285
iHeartCommunications, Inc.
Term Loan, 7.19%, Maturing January 30, 2019	500	325,937
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	113	113,101
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020	1,462	1,424,623

		$4,664,010

Retailers (Except Food and Drug) — 7.3%
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020	$571	$543,223
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019	480	404,504
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022	506	505,575
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019	221	221,720
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	761	512,747
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	931	865,746
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021	234	215,625
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020	1,259	1,246,801
Term Loan, 4.00%, Maturing January 28, 2020	202	200,764
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020	575	484,191
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022	698	672,647
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022	1,216	1,179,558
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	432	384,747
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	123	110,812
Pilot Travel Centers, LLC
Term Loan, 3.75%, Maturing October 1, 2021	382	382,904
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019	147	139,909
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	472	413,860

		$8,485,333

Steel — 2.4%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 4.25%, Maturing June 30, 2019	$2,043	$1,578,160

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017	$876	$866,286
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	401	398,764

		$2,843,210

Surface Transport — 0.4%
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(5)	$12	$11,804
Term Loan, 4.00%, Maturing July 31, 2022	27	26,891
Term Loan, 4.00%, Maturing July 31, 2022	85	84,308
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	393	304,575

		$427,578

Telecommunications — 2.7%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	$1,450	$1,308,625
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	422	385,959
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	191	190,507
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	1,054	690,555
Ziggo Financing Partnership
Term Loan, 3.50%, Maturing January 15, 2022	231	222,396
Term Loan, 3.51%, Maturing January 15, 2022	149	143,316
Term Loan, 3.60%, Maturing January 15, 2022	245	235,704

		$3,177,062

Utilities — 4.0%
Calpine Construction Finance Company L.P.
Term Loan, 3.25%, Maturing January 31, 2022	$147	$138,174
Calpine Corporation
Term Loan, 3.50%, Maturing May 27, 2022	821	781,150
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	780	735,150
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	106	103,873
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	99	97,393
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	581	566,098
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	28	25,959
Term Loan, 5.00%, Maturing December 19, 2021	640	584,079
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 7, 2022	50	46,384
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	485	476,254
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 22, 2021(2)	544	339,816
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	572	492,028
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	344	324,195

		$4,710,553

Total Senior Floating-Rate Loans (identified cost $180,740,520)		$163,889,434

Commercial Mortgage-Backed Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value
COMM Mortgage Trust
Series 2014-LC17, Class D, 3.687%, 10/10/47(6)	$100	$72,655
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class D, 3.96%, 9/15/47(6)(7)	100	73,664

Total Commercial Mortgage-Backed Securities (identified cost $171,355)		$146,319

Corporate Bonds & Notes — 7.3%

Security	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 0.3%
Bombardier, Inc.
7.45%, 5/1/34(6)	$500	$310,000

		$310,000

Building and Development — 0.3%
MDC Holdings, Inc.
6.00%, 1/15/43	$533	$399,750

		$399,750

Diversified Financial Services — 0.5%
Navient Corp.
5.625%, 8/1/33	$950	$627,000

		$627,000

Engineering & Construction — 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/1/23(6)	$580	$121,840

		$121,840

Industrial Equipment — 0.1%
Empresas ICA SAB de CV
8.875%, 5/29/24(3)(6)	$775	$127,875

		$127,875

Metals/Mining — 0.7%
Newmont Mining Corp.
4.875%, 3/15/42	$1,030	$796,758

		$796,758

Nonferrous Metals/Minerals — 0.2%
Teck Resources, Ltd.
5.20%, 3/1/42	$370	$194,250
5.40%, 2/1/43	71	37,275

		$231,525

Oil and Gas — 0.3%
Petrobras Global Finance BV
5.625%, 5/20/43	$605	$354,500

		$354,500

Retailers (Except Food and Drug) — 1.8%
JC Penney Corp., Inc.
6.375%, 10/15/36	$2,900	$2,124,250

		$2,124,250

Security	Principal Amount (000’s omitted)		Value
Software and Services — 0.6%
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(6)		$1,305	$737,325

			$737,325

Steel — 0.2%
Cliffs Natural Resources, Inc.
6.25%, 10/1/40		$950	$118,750
JMC Steel Group, Inc.
8.25%, 3/15/18(6)		60	51,787

			$170,537

Telecommunications — 2.2%
Avaya, Inc.
10.50%, 3/1/21(6)		$1,065	$276,900
Oi Brasil Holdings Cooperatief UA
5.75%, 2/10/22(6)		425	99,025
Telecom Italia Capital SA
6.00%, 9/30/34		2,490	2,160,075

			$2,536,000

Total Corporate Bonds & Notes (identified cost $12,498,329)			$8,537,360

Foreign Government Bonds — 1.6%
Security	Principal Amount (000’s omitted)		Value
Mexico — 0.4%
Mexican Bonos
7.75%, 5/29/31	MXN	6,250	$384,148

			$384,148

Supranational — 1.2%
Inter-American Development Bank
7.20%, 11/14/17	IDR	4,230,000	$306,778
International Finance Corp.
7.80%, 6/3/19	INR	54,990	830,957
8.25%, 6/10/21	INR	18,100	281,836

			$1,419,571

Total Foreign Government Bonds (identified cost $2,032,992)			$1,803,719

Convertible Bonds — 1.6%
Security	Principal Amount (000’s omitted)		Value
Home Builders — 1.0%
CalAtlantic Group, Inc.
0.25%, 6/1/19		$645	$562,763
1.25%, 8/1/32		210	218,006
KB Home
1.375%, 2/1/19		510	451,350

			$1,232,119

Machinery – Diversified — 0.3%
Chart Industries, Inc.
2.00%, 8/1/18		$400	$334,250

			$334,250

Security	Principal Amount (000’s omitted)	Value
Oil & Gas — 0.0%(8)
Ascent Resources, LLC
3.50%, 3/1/21(6)(9)	$204	$7,651

		$7,651

Telecommunications — 0.3%
Ciena Corp.
3.75%, 10/15/18(6)	$250	$307,969

		$307,969

Total Convertible Bonds (identified cost $2,415,531)		$1,881,989

Common Stocks — 3.9%

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp.(2)(10)(11)	2,334,705	$0

		$0

Diversified Financial Services — 0.4%
Medley Capital Corp.	74,500	$430,612

		$430,612

Electronics/Electrical — 0.2%
Intel Corp.	9,000	$266,310

		$266,310

Financial Services — 0.1%
Bank of America Corp.	7,600	$95,152
Regions Financial Corp.	10,000	75,200

		$170,352

Health Care — 0.1%
New Millennium HoldCo, Inc.(10)(11)	10,394	$142,918

		$142,918

Investment Companies — 2.2%
Ares Capital Corp.	59,000	$805,940
PennantPark Investment Corp.	72,837	420,998
Solar Capital, Ltd.	43,000	741,750
THL Credit, Inc.	67,000	658,610

		$2,627,298

Mining, Steel, Iron and Nonprecious Metals — 0.1%
Cliffs Natural Resources, Inc.(11)	45,260	$97,762

		$97,762

Nonferrous Metals/Minerals — 0.0%(8)
Freeport-McMoRan, Inc.	4,945	$37,730

		$37,730

Oil and Gas — 0.2%
California Resources Corp.	310	$174
Occidental Petroleum Corp.	3,312	227,932
SandRidge Energy, Inc.(11)	8,922	380

		$228,486

Real Estate Investment Trusts (REITs) — 0.2%
VEREIT, Inc.	22,471	$180,217

		$180,217

Security	Shares	Value
Telecommunications — 0.4%
Corning, Inc.	10,029	$183,531
Telefonaktiebolaget LM Ericsson ADR	25,000	229,375

		$412,906

Total Common Stocks (identified cost $7,452,025)		$4,594,591

Convertible Preferred Stocks — 0.5%

Security	Shares	Value
Business Equipment and Services — 0.0%(8)
Education Management Corp., Series A-1, 7.50%(2)(10)(11)	2,597	$22,594

		$22,594

Oil & Gas — 0.1%
Chesapeake Energy Corp., 5.75%	800	$99,000
SandRidge Energy, Inc., 8.50%	1,270	1,524

		$100,524

Real Estate Investment Trusts (REITs) — 0.4%
iStar, Inc., Series J, 4.50%	11,500	$439,530

		$439,530

Total Convertible Preferred Stocks (identified cost $1,666,443)		$562,648

Preferred Stocks — 0.1%

Security	Shares	Value
Banks — 0.1%
First Tennessee Bank, 3.75%(6)(12)	255	$169,949

Total Preferred Stocks (identified cost $201,450)		$169,949

Tax-Exempt Investments — 0.7%

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 0.7%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/42	$2,570	$473,548
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	675	117,288
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	700	114,422
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	555	85,609

Total Tax-Exempt Investments (identified cost $801,925)		$790,867

Short-Term Investments — 0.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.45%(13)	$1,025	$1,024,992

Total Short-Term Investments (identified cost $1,024,992)		$1,024,992

Total Investments — 157.3% (identified cost $209,005,562)		$183,401,868

Description	Value
Less Unfunded Loan Commitments — (0.0)%(8)	$(11,968)

Net Investments — 157.3% (identified cost $208,993,594)	$183,389,900

Notes Payable — (28.3)%	$(33,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value — (30.9)%	$(36,000,000)

Other Assets, Less Liabilities — 1.9%	$2,168,104

Net Assets Applicable to Common Shares — 100.0%	$116,558,004

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(4)	This Senior Loan will settle after February 29, 2016, at which time the interest rate will be determined.

(5)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2016, the aggregate value of these securities is $2,356,640 or 2.0% of the Fund’s net assets applicable to common shares.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at February 29, 2016.

(8)	Amount is less than 0.05% or (0.05)%, as applicable.

(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Non-income producing security.

(12)	Variable rate security. The stated interest rate represents the rate in effect at February 29, 2016.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 29, 2016 was $8,566.

Abbreviations:

ADR	-	American Depositary Receipt

DIP	-	Debtor In Possession

NPFG	-	National Public Finance Guaranty Corp.

PIK	-	Payment In Kind

Currency Abbreviations:

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

The Fund did not have any open financial instruments at February 29, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$208,947,337

Gross unrealized appreciation	$223,347
Gross unrealized depreciation	(25,780,784)

Net unrealized depreciation	$(25,557,437)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$162,113,495	$1,763,971	$163,877,466
Commercial Mortgage-Backed Securities	—	146,319	—	146,319
Corporate Bonds & Notes	—	8,537,360	—	8,537,360
Foreign Government Bonds	—	1,803,719	—	1,803,719
Convertible Bonds	—	1,881,989	—	1,881,989
Common Stocks	4,594,591	—	0	4,594,591
Convertible Preferred Stocks	—	540,054	22,594	562,648
Preferred Stocks	—	169,949	—	169,949
Tax-Exempt Investments	—	790,867	—	790,867
Short-Term Investments	—	1,024,992	—	1,024,992
Total Investments	$4,594,591	$177,008,744	$1,786,565	$183,389,900

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended February 29, 2016 is not presented. At February 29, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Plus Fund

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	April 25, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 25, 2016